FAIR VALUE MEASUREMENTS (Schedule of Fair Value Measurements Input) (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Assets:
Derivative assets		$ 2,741
Total financial assets		2,741
Liabilities:
Earn-Out considerations		34,396
Total financial liabilities		34,396
Fair Value, Inputs, Level 1 [Member]
Assets:
Derivative assets		0
Total financial assets		0
Liabilities:
Earn-Out considerations		0
Total financial liabilities		0
Fair Value, Inputs, Level 2 [Member]
Assets:
Derivative assets		2,741
Total financial assets		2,741
Liabilities:
Earn-Out considerations		0
Total financial liabilities		0
Fair Value, Inputs, Level 3 [Member]
Assets:
Derivative assets		0
Total financial assets		0
Liabilities:
Earn-Out considerations	$ 0	34,396
Total financial liabilities		$ 34,396